DEBT 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Rate	Dec. 31, 2011	May 13, 1994 Rate
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 3,355
2014	3,355
2015	3,357
2016	0
2017	0
Thereafter	0
Total debt	$ 10,067	$ 13,422
Stated interest rate	8.52%		8.52%